UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05970

Cash Account Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 4/30

Date of reporting period: 1/31/2019

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                     as of January 31, 2019 (Unaudited)

DWS Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)
Municipal Investments 94.5%
Alabama 0.6%
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone, Hunt Refining Project, Series I, 144A, 1.43% *, 2/7/2019, LOC: Bank of Nova Scotia	1,600,000	1,600,000
Arizona 1.2%
Arizona, State Health Facilities Authority, Banner Health Obligated Group, Series F, 1.39% *, 2/7/2019, LOC: JPMorgan Chase Bank NA	1,045,000	1,045,000
Arizona, State Health Facilities Authority Revenue, Dignity Health, Series A, 1.5% *, 2/7/2019, LOC: JPMorgan Chase Bank NA	215,000	215,000
Maricopa County, AZ, Industrial Development Authority, Multi-Family Housing Revenue, Sanitary Fernando Apartments Project, Series A, AMT, 1.75% *, 2/7/2019, LIQ: Fannie Mae, LOC: Fannie Mae	445,000	445,000
Pima County, AZ, Industrial Development Authority, Multi-Family Housing Revenue, Eastside PL Apartments, 1.45% *, 2/7/2019, LIQ: Fannie Mae, LOC: Fannie Mae	1,380,000	1,380,000
Pima County, AZ, Industrial Development Authority, Series A, 1.51% *, 2/7/2019, INS: GNMA Coll, LOC: Federal Home Loan Bank	500,000	500,000
		3,585,000
Arkansas 3.3%
Little Rock, AR, Metrocentere Improvement District No.1, Little Rock Newspapers, Inc., 1.66% *, 2/1/2019, LOC: JPMorgan Chase Bank NA	2,900,000	2,900,000
Lowell, AR, Industrial Development Revenue, Little Rock Newspapers Project, AMT, 1.59% *, 2/7/2019, LOC: JPMorgan Chase Bank NA	6,500,000	6,500,000
		9,400,000
California 1.4%
California, Wells Fargo Stage Trust, Series 94C, 144A, AMT, MUNIPSA + 0.34% , 1.77% **, Mandatory Put 7/24/2019 @ 100, 5/1/2030, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	4,000,000	4,000,000
Colorado 4.4%
Colorado, State Education Loan Program, Series A, 5.0%, 6/27/2019	12,500,000	12,669,343
Connecticut 4.4%
Connecticut, State Health & Educational Facilities Authority Revenue, Yale University:
1.0%, Mandatory Put 2/1/2019 @ 100, 7/1/2033	305,000	304,347
Series U2, 1.0%, Mandatory Put 2/6/2019 @ 100, 7/1/2033	8,735,000	8,713,632
Series 2010 A-4, 1.2%, Mandatory Put 2/1/2019 @ 100, 7/1/2049	3,735,000	3,729,932
		12,747,911
District of Columbia 0.2%
District of Columbia, Georgetown University Revenue, Series B-2, 1.43% *, 2/7/2019, LOC: Bank of America NA	635,000	635,000
Florida 7.6%
Gainesville, FL, Industrial Development Revenue, Gainesville Hillel, Inc. Project, 1.5% *, 2/7/2019, LOC: Northern Trust Company	4,150,000	4,150,000
Gainesville, FL, General Obligation Notes, TECP, 1.8%, 2/4/2019	11,000,000	11,000,000
Miami-dade County, FL, Seaport Revenue, Series A, 1.45% *, 2/7/2019, LOC: BK Tokyo-Mitsubishi UFJ	425,000	425,000
Orange County, FL, Health Facilities Authority, Nemours Foundation, Series C-1, 1.37% *, 2/7/2019, LOC: TD Bank NA	360,000	360,000
Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 1.48% *, 2/7/2019, LOC: Northern Trust Company	1,300,000	1,300,000
Sarasota County, FL, State Revenue Planned Parenthood, Inc. Project, 1.48% *, 2/7/2019, LOC: BMO Harris Bank NA	4,830,000	4,830,000
		22,065,000
Georgia 2.8%
Atlanta City, GA, Second Lien Airport Passanger Facility Charge & Third Lien Airport General Revenue, Series 2016 H-3, TECP, 2.05%, 5/31/2019	200,000	200,000
Atlanta City, GA, Airport General Revenue:
Series 2016 F-1, TECP, 1.9%, 3/4/2019	200,000	200,000
Series 2016 F-3, TECP, 1.9%, 3/4/2019	200,000	200,000
Series 2016 H-1, TECP, 2.05%, 5/31/2019	230,000	230,000
Georgia, Tender Option Bond Trust Receipts, Series 2018-XF0709, 144A, 1.53% *, 2/7/2019, LIQ: JP Morgan Chase Bank NA	6,800,000	6,800,000
Monroe County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp., Series B, 1.5% *, 2/7/2019, LOC: JPMorgan Chase Bank NA	335,000	335,000
		7,965,000
Idaho 1.7%
Idaho, State Health Facilities Authority, Hospital Revenue, Trinity Health Credit Group, Series ID, 1.8%, 12/1/2048	5,000,000	5,000,000
Illinois 8.4%
Channahon, IL, Morris Hospital Revenue, 1.46% *, 2/7/2019, LOC: U.S. Bank NA	4,005,000	4,005,000
Illinois, State Finance Authority Revenue, Elmhurst Men Healthcare, Series D, 1.48% *, 2/7/2019, LOC: Bank of America NA	600,000	600,000
Illinois, Educational Facilities Authority, Chicago Zoological Society, Series B, 1.48% *, 2/7/2019, LOC: Northern Trust Company	3,955,000	3,955,000
Illinois, State Development Finance Authority, St. Ignatius College Preparatory, 1.42% *, 2/7/2019, LOC: PNC Bank NA	1,400,000	1,400,000
Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 1.5% *, 2/7/2019, LOC: BMO Harris Bank NA	1,000,000	1,000,000
Illinois, State Educational Facilities Authority Revenue, The Adler Planetarium, 1.32% *, 2/7/2019, LOC: PNC Bank NA	1,100,000	1,100,000
Illinois, State Finance Authority Revenue, Joan W & Irving B Dance Project, 1.42% *, 2/7/2019, LOC: PNC Bank NA	5,300,000	5,300,000
Illinois, State Finance Authority Revenue, North Park University Project, 1.48% *, 2/7/2019, LOC: U.S. Bank NA	2,095,000	2,095,000
Illinois, State Housing Development Authority, Multi-Family Housing Revenue, 1.5% *, 2/7/2019, LIQ: Freddie Mac, LOC: Freddie Mac	4,325,000	4,325,000
Morton Grove, IL, Cultural Facilities Revenue, 1.43% *, 2/7/2019, LOC: Bank of America NA	335,000	335,000
University of Illinois, 1.5% *, 2/7/2019, LOC: JPMorgan Chase Bank NA	220,000	220,000
		24,335,000
Indiana 2.8%
Indiana, Rockport in Poll Control Revenue, AEP Generating Co., Series A, 1.43% *, 2/7/2019, LOC: Bank of Tokyo-Mitsubishi UFJ	3,425,000	3,425,000
Indiana, State Finance Authority, Health Systems Revenue, Sisters of St. Francis Health, Series F, 1.47% *, 2/7/2019, LOC: Bank of NY Mellon	2,205,000	2,205,000
Rockport, IN, Pollution Control Revenue, AEP Generating Co., Series B, 1.43% *, 2/7/2019, LOC: Bank of Tokyo-Mitsubishi UFJ	2,275,000	2,275,000
St. Joseph County, IN, Economic Development Revenue, Logan Community Resources, Inc. Project, 1.3% *, 2/7/2019, LOC: PNC Bank NA	240,000	240,000
		8,145,000
Iowa 0.2%
Iowa, State Finance Authority, Single Family Mortgage Revenue, Mortgage Backed Securities Program, Series D, 1.43% *, 2/7/2019, SPA: Federal Home Loan Bank	550,000	550,000
Kentucky 0.1%
Boone County, KY, Pollution Control Revenue, Duke Energy Kentucky, Inc., 1.48% *, 2/7/2019, LOC: Sumitomo Mitsui Banking	300,000	300,000
Louisiana 1.1%
Shreveport, LA, Home Mortgage Authority, Multi-Family Housing Revenue, Summer Point Project, 1.44% *, 2/7/2019, LIQ: Fannie Mae, LOC: Fannie Mae	3,150,000	3,150,000
Massachusetts 1.9%
Massachusetts, Tender Option Bond Trust Receipts, Series 2015-XF2203, 144A, 1.45% *, 2/7/2019, LIQ: Citibank NA	2,300,000	2,300,000
Massachusetts, University of Massachusetts, Building Authority Revenue, Series 2, MUNIPSA + 0.300% , 1.73% **, 11/1/2034	3,300,000	3,300,000
		5,600,000
Michigan 0.3%
Grand Valley, MI, State University Revenue, Series B, 1.42% *, 2/7/2019, LOC: U.S. Bank NA	480,000	480,000
Michigan, Kent Hospital Finance Authority Revenue, Spectrum Health System, Series C, 1.46% *, 2/7/2019, LOC: Bank of New York	290,000	290,000
		770,000
Minnesota 0.2%
Minnesota, Midwest Consortium of Municipal Utilities Revenue, Assign Financing Programme, Series B, 1.41% *, 2/7/2019, LOC: U.S. Bank NA	585,000	585,000
Mississippi 3.5%
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc.:
Series F, 1.37% *, 2/7/2019 , GTY: Chevron Corp.	600,000	600,000
Series A, 1.43% *, 2/7/2019 , GTY: Chevron Corp.	9,505,000	9,505,000
		10,105,000
Missouri 0.9%
Missouri, Tender Option Bond Trust Receipts, Series 2015-XF2198, 144A, 1.46% *, 2/7/2019, LIQ: Citibank NA	2,660,000	2,660,000
Nebraska 0.1%
Nebraska, State Investment Finance Authority, Single Family Housing Revenue, Series A, 1.48% *, 2/7/2019, SPA: Federal Home Loan Bank	350,000	350,000
Nevada 2.1%
Clark County, NV, Airport Revenue, Series D-1, 1.49% *, 2/7/2019, LOC: Sumitomo Mitsui Banking	5,000,000	5,000,000
Nevada, State Housing Division, Sonoma Palms LP, AMT, 1.54% *, 2/7/2019, LIQ: Fannie Mae, LOC: Fannie Mae	1,100,000	1,100,000
		6,100,000
New York 4.9%
New York, State Thruway Authority Revenue, Series 2016-XF2345, 144A, 1.46% *, 2/7/2019, LIQ: Credit Suisse	1,865,000	1,865,000
New York City, NY, Industrial Development Agency Revenue, Liberty 123 Wash Project, 1.63% *, 2/1/2019, LOC: Bank of China	1,000,000	1,000,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second Generation Resolution:
Series BB-1, 1.46% *, 2/2/2019 , SPA: IND & Commercial Bank of China BA	7,850,000	7,850,000
Series BB-4, 1.62% *, 2/1/2019 , SPA: Barclays Bank PLC	300,000	300,000
Series BB-2, 1.63% *, 2/1/2019 , SPA: Mizuho Bank Ltd.	2,000,000	2,000,000
New York City, NY, Transitional Finance Authority, Future Tax Secured Revenue, Series A-2A, 1.68% *, 2/2/2019, LOC: BK Tokyo-Mitsubishi UFJ	650,000	650,000
New York, NY, State Genral Obligation, Series A-3, 1.64% *, 2/1/2019, SPA: Landesbank Hessen-Thuringen	425,000	425,000
		14,090,000
North Carolina 0.9%
North Carolina, State Capital Facilities Finance Agency Student Revenue, Housing NCA&T University Foundation Project, Series B, 1.43% *, 2/7/2019, INS: AGC, LOC: PNC Bank NA	2,575,000	2,575,000
Ohio 7.1%
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 1.5% *, 2/7/2019, LOC: Northern Trust Company	12,600,000	12,600,000
Franklin County, OH, Trinity Health Credit Group, 1.8%, 12/1/2046	5,000,000	5,000,000
Hamilton County, OH, Economic Development Revenue, St Xavier High School Project, 1.3% *, 2/7/2019, LOC: PNC Bank NA	1,025,000	1,025,000
Ohio, State Economic Development Revenue, Goodwill Industries Miami Vy Project, 1.43% *, 2/7/2019, GTY: Patheon, Inc., LOC: PNC Bank NA	1,880,000	1,880,000
		20,505,000
Oklahoma 1.3%
Oklahoma, Tender Option Bond Trust Floaters, Series 2018-XM0708, 144A, AMT, 1.61% *, 2/7/2019, LIQ: JP Morgan Chase Bank NA	3,750,000	3,750,000
Oregon 2.6%
Port of Portland, OR, Port of Portland Airport Revenue, TECP, 1.7%, 4/3/2019	7,500,000	7,500,000
Pennsylvania 5.1%
Emmaus, PA, General Authority Revenue:
Series B-28, 1.38% *, 2/7/2019 , LOC: U.S. Bank NA	500,000	500,000
Series E-20, 1.38% *, 2/7/2019 , LOC: U.S. Bank NA	300,000	300,000
Lancaster, PA, Industrial Development Authority, Willow Valley Retirement, Series C, 1.43% *, 2/7/2019, LOC: PNC Bank NA	2,500,000	2,500,000
Luzerne County, PA, Convention Center Authority, Series A, 1.43% *, 2/7/2019, LOC: PNC Bank NA	3,970,000	3,970,000
Philadelphia, PA, Airport Revenue, Series B-2, TECP, 1.7%, 4/1/2019	7,400,000	7,400,000
		14,670,000
Rhode Island 0.8%
Narragansett Bay, RI, Commission Wastewater System Revenue, Series A, 1.39% *, 2/7/2019, LOC: TD Bank NA	1,800,000	1,800,000
Rhode Island, State Health & Educational Building Corp., Higher Education Facility Revenue, Roger Williams University, Series A, 1.42% *, 2/7/2019, LOC: U.S. Bank NA	520,000	520,000
		2,320,000
South Dakota 0.5%
South Dakota, State Health & Educational Facilities Authority, Sioux Vy Hospital & Health, Series C, 1.28% *, 2/7/2019, LOC: U.S. Bank NA	1,485,000	1,485,000
Tennessee 0.7%
Sevier County, TN, Public Building Authority Revenue, Local Government Public Improvement, Series B-1, 1.44% *, 2/7/2019, LOC: Bank of America NA	1,450,000	1,450,000
Shelby County, TN, Health Educational & Housing Facilities Board, Multi-Family Housing Revenue, 1.51% *, 2/7/2019, LIQ: Fannie Mae, LOC: Fannie Mae	600,000	600,000
		2,050,000
Texas 11.5%
Austin, TX, Water & Wastewater Systems Revenue, 1.44% *, 2/7/2019, LOC: Barclays Bank PLC	9,400,000	9,400,000
Harris County, TX, TECP, 1.65%, 3/14/2019	1,000,000	999,955
Houston, TX, General Obligations Commercial Paper Notes, Series G-2, TECP, 1.5%, 2/14/2019	2,500,000	2,500,000
Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Christus Health Obligated Group:
Series C-2, 1.46% *, 2/7/2019 , LOC: Bank of NY Mellon	850,000	850,000
Series C-1, 1.5% *, 2/7/2019 , LOC: Sumitomo Mitsui Banking	255,000	255,000
Texas, TECP, 1.6%, 3/1/2019	3,807,000	3,807,000
Texas, State Variable Veternas, Series B, 1.5% *, 2/7/2019, SPA: Federal Home Loan Bank	225,000	225,000
Texas, Tender Option Bond Trust Receipts, Series 2015-XF2201, 144A, 1.46% *, 2/7/2019, LIQ: Citibank NA	3,100,000	3,100,000
Texas State, Tax & Revenue Anticipation Notes, 4.0% , 4.0%, 8/29/2019	12,000,000	12,145,082
		33,282,037
Virginia 0.4%
Loudoun County, VA, Industrial Development Authority Revenue, Jack Kent Cooke Foundation Project, 1.5% *, 2/7/2019, LOC: Northern Trust Company	650,000	650,000
Salem, VA, Industrial Development Authority, Multi-Family Housing Revenue, Oak Park Apartments Project, 1.42% *, 2/7/2019, LIQ: Fannie Mae, LOC: Fannie Mae	535,000	535,000
		1,185,000
Washington 4.2%
Washington, General Obligations Notes, TECP, 1.79%, 2/21/2019	12,000,000	12,000,000
Washington, State Housing Finance Commission, Panorma City Project, 1.55% *, 2/7/2019, LOC: Wells Fargo Bank NA	240,000	240,000
		12,240,000
Wisconsin 2.6%
Wisconsin, Whitewater Community Development Authority, Housing Preservation, 1.43% *, 2/7/2019, LOC: BMO Harris Bank NA	7,455,000	7,455,000
Other 2.7%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
"A", Series MO27, 1.45% *, 2/7/2019 , LIQ: Freddie Mac	2,825,000	2,825,000
"A", Series M031, 1.46% *, 2/7/2019 , LIQ: Freddie Mac	2,975,000	2,975,000
Series M033, 1.46% *, 2/7/2019 , LIQ: Freddie Mac	815,000	815,000
"A", Series M015, AMT, 1.48% *, 2/7/2019 , LIQ: Freddie Mac	1,065,000	1,065,000
		7,680,000
Total Municipal Investments (Cost $273,104,291)		273,104,291
Preferred Shares of Closed-End Investment Companies 5.2%
California
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 1.57% *, 2/7/2019, LIQ: Societe Generale	10,000,000	10,000,000
California, Nuveen Dividend Advantage Municipal Fund, Series 6, 144A, AMT, 1.58% *, 2/7/2019, LIQ: Citibank NA	1,500,000	1,500,000
California, Nuveen Quality Municipal Income Fund, Series 7, 144A, AMT, 1.57% *, 2/7/2019, LIQ: Royal Bank of Canada	3,500,000	3,500,000
Total Preferred Shares of Closed-End Investment Companies (Cost $15,000,000)		15,000,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $288,104,291)	99.7	288,104,291
Other Assets and Liabilities, Net	0.3	734,017
Net Assets	100.0	288,838,308

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of January 31, 2019. Date shown reflects the earlier of demand date or stated maturity date.
** Floating rate security. These securities are shown at their current rate as of January 31, 2019.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGC: Assured Guaranty Corp.
AMT: Subject to alternative minimum tax.
GNMA: Government National Mortgage Association
GTY: Guaranty Agreement
LIQ: Liquidity Facility
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
SPA: Standby Bond Purchase Agreement
TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$273,104,291	$—	$273,104,291
Preferred Shares of Closed-End Investment Companies	—	15,000,000	—	15,000,000
Total	$—	$288,104,291	$—	$288,104,291

(a)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Tax-Exempt Portfolio, a series of Cash Account Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	3/25/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	3/25/2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	3/25/2019